Inventories (Schedule of Inventories) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Fuel and spare parts	[1]		$ 91,659

[1]	Inventories as at December 31, 2016 belongs to discontinued operations.